U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form. Please print or type.


1.        Name and address of issuer:
          Third Avenue Trust


2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          [ X ]

3.        Investment Company Act File Number:   811-08039

          Securities Act File Number:           333-20891

4(a).     Last day of fiscal year for which this notice is filed:

          October 31, 1997

4(b). [ ] Check box if this notice is being filed late (i.e., more than 90 calender days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.        CALCULATION OF REGISTRATION FEE:
          (i)    Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):     $1,152,684,167

          (ii)   Aggregate price of shares redeemed or
                 repurchased during the fiscal year:            $  215,154,398

          (iii)  Aggregate price of shares redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11,1995 that
                 were not previously used to reduce registration
                 fees payable to the Commission:                $     0

          (iv)   Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                  $  215,154,398

          (v)    Net Sales- if item 5(i) is greater than
                 item 5(iv)
                 [subtract item 5(iv) from item 5(i)]:          $  937,529,769

          (vi)   Redemption credits available for use in future
                 years- if item 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:          $ (    0    )

          (vii)  Multiplier for determining registration fee
                 (See Instruction C.9):                         x   .000295

          (viii) Registration fee due [multiply Item 5(v)
                 by item 5(vii)] (enter "0" if no fee is due):= $  276,571.28

6.        Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
          (number of shares or units) deducted here:             .

          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
          number here:               .

7.        Interest due- if this Form is being filed more than 90 days after
          the end of the issuer's fiscal year (see Instruction D): +  $      0

8.        Total of the amount of the registration fee due plus any interest
          due [line 5(viii) plus line 7]:                     =  $ 276,571.28

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

          [x]  Wire Transfer
          [ ]  Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*          /s/Kerri Weltz

                               Kerri Weltz, Assistant Treasurer

Date:  December 30, 1997


* Please print the name and title of the signing officer below the signature.